ACQUISITIONS (Details 3) (ISL, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2010	Jul. 01, 2010	Jul. 01, 2010 Customer base
ACQUISITIONS
Ownership interest acquired (as a percent)		100.00%
Cash consideration paid		$ 2,174
Net tangible assets:
Current assets		1,068
Current liabilities		(331)
Total		737
Intangible assets acquired:
Intangible assets acquired			380
Goodwill		1,217
Deferred tax liability		(160)
Total		1,437
Total consideration		2,174
Estimated useful life
Estimated useful life			5 years 6 months
Pro forma financial information
Net revenues	149,292
Net income	$ 11,623
Net income per share
Basic (in dollars per share)	$ 0.34
Diluted (in dollars per share)	$ 0.32